Material accounting policies - Impairment of financial assets (Details) - Cash Flow Period, Measurement Input - Discounted cash flow	Dec. 31, 2023
Cash-generating units
Disclosure of detailed information about intangible assets [line items]
Unobservable input, assets	5
Goodwill
Disclosure of detailed information about intangible assets [line items]
Unobservable input, assets	5